Summary of Significant Accounting Policies (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Balance at the beginning of the year	¥ 13,246		¥ 16,587	¥ 12,655
Provision for doubtful accounts	3,700		4,991	3,932
Write-offs	(154)		(8,332)
Balance at the end of the year	¥ 16,792	$ 2,419	¥ 13,246	¥ 16,587